Loans (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Loans [Line Items]
Total retained loans	$ 685,498,000,000	$ 627,218,000,000	$ 728,915,000,000
Loans (Numeric) [Abstract]
January 1, 2010 new consolidation guidance of loans associated with Firm-sponsored credit card securitization trusts		84,700,000,000
January 1, 2010 new consolidation guidance of wholesale loans		15,100,000,000
January 1, 2010 new consolidation guidance of loans associated with certain other consumer securitization entities, primarily mortgage-related		4,800,000,000
Commercial and industrial loans	1,900,000,000	1,400,000,000
Nonaccrual mortgage loans that are insured by U.S. government agencies excluded from nonaccrual loans	10,500,000,000	9,000,000,000
Prime mortgage loans repurchased from Government National Mortgage Association pools, which are insured by U.S. government agencies	12,900,000,000	10,800,000,000
Mortgage loans that are 30 or more days delinquent which are insured by U.S. government agencies excluded from delinquent loans	11,400,000,000	9,700,000,000
Student loans that are 90 days past due and still accruing which are insured by U.S. government agencies under the Federal Family Education Loan Program excluded from nonaccrual loans	625,000,000	542,000,000
Deferred loan costs	1,900,000,000	1,400,000,000
Wholesale loans restructured in troubled debt restructuring	1,200,000,000	1,100,000,000
Non performing wholesale loans restructured	580,000,000	256,000,000
Modified loans repurchased from U.S.government agencies excluded from troubled debt restructurings	3,000,000,000	296,000,000
Estimated weighted-average life of the portfolio over which net spread will be earned on a declining loan balance	7
Allowance for purchased credit impaired loans	4,941,000,000	1,581,000,000
Interest income on impaired loans	21,000,000	15,000,000	0
Student and other loans that are 30 or more days past due and still accruing which are insured by U.S. government agencies under the Federal Family Education Loan Program	1,100,000,000	942,000,000
Auto [Member]
Loans [Line Items]
Total retained loans	48,367,000,000	46,031,000,000
Washington Mutual Master Trust [Member] | Consumer Credit Card Financing Receivable [Member]
Loans [Line Items]
Total retained loans	1,000,000,000
Noncompliance With Modified Terms [Member] | Consumer Credit Card Financing Receivable [Member]
Loans [Line Items]
Modified credit card loans that have reverted to original payment terms(b)		1,200,000,000
Completion of Short Term Modification [Member] | Consumer Credit Card Financing Receivable [Member]
Loans [Line Items]
Modified credit card loans that have reverted to original payment terms(b)	590,000,000
Consumer Credit Card Financing Receivable [Member]
Loans [Line Items]
Modified credit card loans that have reverted to original payment terms(b)	$ 1,800,000,000